Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Chicago Equity Partners Balanced Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG FUNDS II

AMG Managers Amundi Intermediate Government Fund

AMG Managers Amundi Short Duration Government Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as revised May 8, 2018, as supplemented

September 20, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds II, contained in the Funds’ Prospectus (the “Prospectus”), dated, revised, and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Chicago Equity Partners Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Chicago Equity Partners Balanced Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG GW&K Enhanced Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG Managers Amundi Intermediate Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG Managers Amundi Intermediate Government Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as revised May 8, 2018, as supplemented

September 20, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds II, contained in the Funds’ Prospectus (the “Prospectus”), dated, revised, and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Amundi Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG Managers Amundi Short Duration Government Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as revised May 8, 2018, as supplemented

September 20, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds II, contained in the Funds’ Prospectus (the “Prospectus”), dated, revised, and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.